S000045238 [Member] Investment Objectives and Goals - SFT Nomura Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)
Objective [Heading]	SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund): Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide growth of capital.